Summary of Significant Accounting Policies - Estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	11 years
Other equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Other equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years